LAND USE RIGHT, NET (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LAND USE RIGHT, NET
Land use right	$ 0	¥ 0	¥ 85,160,348
Less: accumulated amortization	0	0	(24,011,374)
Less: land use right, net, held-for-sale	0	0	¥ (61,148,974)
Net book value	$ 0	¥ 0